Goodwill & Intangible Assets (Details) - Schedule of Composition - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2023
Cost Balance at beginning of year		$ 20,486	$ 20,486	$ 21,055	$ 11,220
Cost Additions during the year					10,535
Cost Impairment during the year	$ (2,190)		(6,311)	(569)	(700)
Cost Balance at end of year			14,175	20,486	21,055
Accumulated amortization Balance at beginning of year		5,173	5,173	3,044	1,632
Accumulated amortization Additions during the year			818	1,676	1,412
Accumulated amortization Retirements during the year			2,680	453
Accumulated amortization Balance at end of year			8,671	5,173	3,044
Accumulated amortization Amortized balance			5,504	15,313	18,011
Technologies [Member]
2023
Cost Balance at beginning of year		6,055	6,055	6,055	5,059
Cost Additions during the year					996
Cost Impairment during the year
Cost Balance at end of year			6,055	6,055	6,055
Accumulated amortization Balance at beginning of year		3,900	3,900	2,665	1,575
Accumulated amortization Additions during the year			573	1,145	1,090
Accumulated amortization Retirements during the year			305	90
Accumulated amortization Balance at end of year			4,778	3,900	2,665
Accumulated amortization Amortized balance			1,277	2,155	3,390
Customer relations [Member]
2023
Cost Balance at beginning of year		4,002	4,002	4,002	774
Cost Additions during the year					3,228
Cost Impairment during the year		(185)
Cost Balance at end of year			4,002	4,002	4,002
Accumulated amortization Balance at beginning of year		1,273	1,273	379	57
Accumulated amortization Additions during the year			245	531	322
Accumulated amortization Retirements during the year			2,375	363
Accumulated amortization Balance at end of year			3,893	1,273	379
Accumulated amortization Amortized balance			109	2,729	3,623
Goodwill [member]
2023
Cost Balance at beginning of year		10,429	10,429	10,998	5,387
Cost Additions during the year					6,311
Cost Impairment during the year			(6,311)	(569)	(700)
Cost Balance at end of year			4,118	10,429	10,998
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year
Accumulated amortization Retirements during the year
Accumulated amortization Balance at end of year
Accumulated amortization Amortized balance			$ 4,118	$ 10,429	$ 10,998